Employee Rights Upon Retirement	12 Months Ended
Dec. 31, 2017
Employee Rights Upon Retirement [Abstract]
EMPLOYEE RIGHTS UPON RETIREMENT

NOTE 6 - EMPLOYEE RIGHTS UPON RETIREMENT

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances.

Pursuant to section 14 of the Severance Compensation Act, 1963, the Company’s employees covered under this section are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 relieve the Company from any future severance payments in respect of those employees.